Information on geographical areas (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of geographical areas [abstract]
Overview Top up tax to be paid per jurisdiction

Overview Top up tax to be paid per jurisdiction
Country	Top-up tax (EUR million)
Singapore[1]	6.5
Ireland[2]	2.1
Bulgaria[2]	0.6
Switzerland[2]	0.3
9.5
[1] Booked and to be paid in the Netherlands.
[2] Booked and to be paid locally.

Summary of additional information by country

Additional information by country
Geographical area	Country/Tax jurisdiction	Name of principal subsidiary	Main (banking) activity	Average number of employees at full time equivalent basis			Total income			Total assets			Result before tax			Taxation			Tax paid
				2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Netherlands	Netherlands	ING Bank N.V.	Wholesale / Retail	14,821	14,449	14,488	5,201	5,171	8,831	301,955	294,485	310,912	1,408	1,445	4,874	519	461	1,399	589	601	376
Belgium	Belgium	ING België N.V.	Wholesale / Retail	5,994	6,392	6,582	2,767	1,917	4,365	136,765	128,391	128,323	759	-119	2,297	198	7	584	272	169	152
	Luxembourg	ING Luxembourg S.A.	Wholesale / Retail	887	939	927	469	587	503	13,961	14,435	18,415	192	328	262	48	84	66	116	40	37
Germany	Germany	ING DiBa A.G.	Wholesale / Retail	5,460	5,499	5,573	2,582	1,244	8,573	174,500	171,899	167,516	853	-221	6,798	280	-55	2,176	663	904	189
Rest of Europe	Poland [1]	ING Bank Slaski S.A	Wholesale / Retail	11,575	11,677	11,130	2,620	2,350	1,652	56,090	52,134	45,598	1,313	1,236	544	280	286	143	231	136	-23
	Spain	Branch of ING Bank N.V.	Wholesale / Retail	1,692	1,576	1,439	1,224	1,156	899	35,917	33,092	32,277	549	533	321	174	125	105	185	114	101
	Italy	Branch of ING Bank N.V.	Wholesale / Retail	1,235	1,190	1,118	513	433	345	16,444	14,832	14,152	119	128	63	38	54	22	16	19	2
	Romania [1]	Branch of ING Bank N.V.	Wholesale / Retail	4,282	3,971	3,580	749	690	584	12,937	11,496	10,555	401	396	324	67	61	51	76	55	67
	Türkiye	ING Bank A.S.	Wholesale / Retail	2,795	2,973	3,076	142	14	64	4,897	4,770	5,400	-110	-232	-143	18	-20	65	5	29	79
	UK	Branch of ING Bank N.V.	Wholesale	741	722	692	811	758	693	59,615	50,572	46,066	249	510	286	52	131	81	70	101	58
	Switzerland	Branch of ING Bank N.V.	Wholesale	300	292	277	228	248	290	9,086	8,501	9,513	104	137	182	16	19	25	29	52	45
	France [2,3]	Branch of ING Bank N.V.	Wholesale	194	194	600	214	221	557	7,928	8,458	9,086	-23	91	228	-3	25	60	9	7	22
	Ireland	Branch of ING Bank N.V.	Wholesale	119	82	72	135	83	66	3,593	3,907	2,773	102	71	28	15	9	3	12	8	6
	Czech Republic	Branch of ING Bank N.V.	Wholesale	122	134	137	77	76	78	3,382	3,191	3,192	37	33	38	8	6	6	4	10	13
	Hungary	Branch of ING Bank N.V.	Wholesale	128	127	120	63	85	82	2,179	1,893	1,993	6	35	38	3	7	5	9	9	2
	Russia	ING Bank (Eurasia) Z.A.O.	Wholesale	236	259	272	139	136	246	764	925	2,783	99	151	128	19	31	9	21	20	21
	Slovakia [1]	Branch of ING Bank N.V.	Wholesale	1,489	1,347	1,129	22	20	15	612	618	391	8	11	-1	3	2	1	4	2	0
	Portugal	Branch of ING Bank N.V.	Wholesale	11	10	11	23	17	15	815	620	689	18	12	9	4	3	3	4	2	2
	Ukraine	PJSC ING Bank Ukraine	Wholesale	92	91	91	45	53	45	651	590	385	29	44	9	14	22	2	25	7	2
	Bulgaria	Branch of ING Bank N.V.	Wholesale	64	61	60	27	23	15	570	530	436	13	11	1	2	1	0	2	1	0
	Austria	Branch of ING Bank N.V.	Wholesale	20	17	17	10	9	19	394	383	261	-2	-4	9	0	-1	2	0	1	3
[1]    Includes significant number of FTEs in relation to global services provided.
[2]    Public subsidies received, as defined in article 89 of the CRD IV, amounts to EUR 0.1 million (2023: EUR 0.2 million; 2022: EUR 0.1 million).
3    In 2022, ING exited from the retail banking markets in France and the Philippines.

Additional information by country (continued)
Geographical area	Country/Tax jurisdiction	Name of principal subsidiary	Main (banking) activity	Average number of employees at full-time equivalent basis			Total income			Total assets			Result before tax			Taxation			Tax paid
				2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Rest of the World	Australia	ING Bank (Australia) Ltd.	Wholesale / Retail	1,994	1,820	1,556	994	1,033	948	53,895	52,734	52,728	460	572	557	142	174	172	195	185	135
	USA	ING Financial Holdings Corp.	Wholesale	659	603	586	1,277	1,124	892	65,197	66,143	65,024	759	654	413	195	185	115	175	183	135
	Singapore	Branch of ING Bank N.V.	Wholesale	572	576	565	474	354	354	34,593	26,816	25,701	333	172	105	44	24	14	24	13	21
	Japan	Branch of ING Bank N.V.	Wholesale	32	32	31	42	40	30	9,570	14,267	5,128	25	17	20	5	7	7	4	10	-1
	South Korea	Branch of ING Bank N.V.	Wholesale	86	86	78	86	92	86	8,050	6,167	7,989	32	39	47	7	9	12	7	24	7
	Hong Kong	Branch of ING Bank N.V.	Wholesale	100	104	103	76	101	82	3,512	4,378	4,343	24	-18	-33	4	-2	-5	0	0	0
	Taiwan	Branch of ING Bank N.V.	Wholesale	37	37	35	27	39	33	3,507	2,597	3,578	4	0	-16	1	1	-5	3	0	4
	China	Branch of ING Bank N.V.	Wholesale	78	78	76	29	18	30	1,935	998	1,181	-5	-12	4	-1	2	5	0	-9	13
	Philippines [1,3]	Branch of ING Bank N.V.	Wholesale	5,290	4,079	3,098	16	10	10	477	403	381	14	1	-39	3	2	8	3	2	2
	United Arab Emirates	Branch of ING Bank N.V.	Wholesale	12	11	10	0	-2	-1	1	1	1	0	-3	-1	0	0	0	0	0	0
	Sri Lanka	Branch of ING Hubs B.V.	Global services	5	4	4	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
	Brazil	ING ADMINISTRAÇÃO LTDA.	In run-off / liquidation	0	2	30	4	18	17	63	73	57	3	17	9	25	0	1	1	4	5
	Mexico	ING Consulting, S.A. de C.V.	In run-off / liquidation	0	0	6	0	0	0	0	0	1	0	0	-2	0	0	0		0	0
	Canada	Payvision Canada Services Ltd.	Dissolved in 2023		0	0		0	0		0	0		0	0		0	0		0	0
	Macau	Payvision Macau Ltd.	Liquidated in 2022			0			0			0			0			0			0
	Indonesia	PT ING Securities Indonesia	Liquidated in 2022			0			0			0			0			0			0
	Malaysia	Branch of ING Bank N.V.	Closed in 2022			0			0			1			0			0			0
	Mauritius	ING Mauritius Investment I	Liquidated in 2022			0			0			0			0			0			0
Total				61,121	59,434	57,569	21,087	18,121	30,418	1,023,856	980,299	976,834	7,772	6,037	17,358	2,181	1,662	5,130	2,754	2,700	1,474
[1]     Includes significant number of FTEs in relation to global services provided.
3     In 2022, ING exited from the retail banking markets in France and the Philippines.